Schedule of Property and Equipment Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2021
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	7 years